(7) CONSUMERS, CONCESSIONAIRES AND LICENSEES (Tables)	12 Months Ended
Dec. 31, 2019
Consumers Concessionaires And Licensees [Abstract]
Schedule of consumers, concessionaires and licensees

The balance derives mainly from the supply of electric energy. The following table shows the breakdown at December 31, 2019 and 2018:

	Amounts coming due	Past due		Total
		until 90 days	> 90 days	Dec 31, 2019	Dec 31, 2018
Current
Consumer classes
Residential	862,310	623,993	74,327	1,560,630	1,459,186
Industrial	338,849	77,400	87,829	504,078	480,184
Commercial	365,729	96,886	35,884	498,499	466,483
Rural	110,692	27,253	11,919	149,864	123,392
Public administration	87,233	28,149	4,007	119,389	99,051
Public lighting	66,735	6,890	5,747	79,373	77,868
Public utilities	99,803	19,536	5,317	124,655	121,840
Billed	1,931,351	880,107	225,030	3,036,488	2,828,004
Unbilled	1,230,883	-	-	1,230,883	1,158,106
Financing of consumers' debts	172,992	37,469	36,970	247,431	224,903
CCEE transactions	319,728	2,313	28,313	350,354	175,176
Concessionaires and licensees	387,444	3,838	12,346	403,628	428,361
Others	50,191	-	-	50,191	34,002
	4,092,589	923,727	302,659	5,318,975	4,848,552
Allowance for doubtful accounts				(333,396)	(300,601)
Total				4,985,578	4,547,951

Noncurrent
Financing of consumers' debts	179,045	-	-	179,045	196,635
Free Energy	6,739	-	-	6,739	6,360
CCEE transactions	221,382	305,901	-	527,284	549,800
Total	407,166	305,901	-	713,068	752,795

Schedule of movements in allowance for doubtful accounts

Movements in the allowance for doubtful accounts are shown below:

	Consumers, concessionaires and licensees	Other receivables (note 12)	Total
As of December 31, 2016	(261,525)	(27,992)	(289,517)
Allowance - reversal (recognition)	(263,668)	(1,439)	(265,107)
Recovery of revenue	110,008	-	110,008
Write-off of accrued receivables	148,309	52	148,361
As of December 31, 2017	(266,876)	(29,379)	(296,255)
Allowance - reversal (recognition)	(277,802)	1,419	(276,383)
Recovery of revenue	107,122	-	107,122
Effects on first adoption of IFRS 9	(72,687)	(738)	(73,426)
Write-off of accrued receivables	209,641	-	209,641
As of December 31, 2018	(300,601)	(28,698)	(329,299)
Allowance - reversal (recognition)	(433,224)	(320)	(433,543)
Recovery of revenue	200,046	73	200,119
Write-off of accrued receivables	200,382	(73)	200,309
As of December 31, 2019	(333,396)	(29,019)	(362,415)